Note 8 - Income Taxes - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ 36,117	$ 64,638	$ 63,821
Expected income tax benefit	7,585	13,574	13,403
Tax rate difference	(2,253)	(3,796)	(4,653)
Non-deductible expenses	812	(788)	(688)
Research tax credits	1,437	1,096	641
Non-taxable income	0	21	120
Tax preference	(667)	3,755	0
Others	(216)	(262)	68
Current and deferred tax rate differences	672	0	0
R&D super deduction	389	0	0
Interest expenses	(315)	0	0
Change in valuation allowance	(7,607)	(17,170)	(8,891)
Total income tax expenses	$ (163)	$ (3,570)	$ 0